Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 1,472	$ 1,582
Net investment in finance leases, allowance current	187	252
Container leaseback financing receivable, allowance current	43	62
Containers, accumulated depreciation	2,136,834	2,029,667
Net investment in finance leases, allowance non current	656	1,027
Container leaseback financing receivable, allowance non current	7	52
Debt, net of unamortized costs current	20,505	26,946
Debt, net of unamortized costs non current	$ 7,430	$ 7,938
Preferred stock shares, par value	$ 0.01	$ 0.01
Preferred stock shares, liquidation preference per share	$ 25,000	$ 25,000
Preferred stock shares, Authorized	10,000,000	10,000,000
Preferred stock shares, issued	12,000	12,000
Preferred stock shares, outstanding	12,000	12,000
Depository shares issued	12,000,000	12,000,000
Depositary per share equivalent to liquidation preference per share	$ 25	$ 25
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	60,119,816	59,943,282
Common shares, outstanding	40,399,893	43,634,655
Treasury shares, at cost, shares	19,719,923	16,308,627